Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2012
Vanguard Market Liquidity Fund - Investor Shares | Vanguard Market Liquidity Fund
Expense Example, No Redemption:
1 YEAR	$ 1
3 YEAR	2
5 YEAR	3
10 YEAR	6
Vanguard Municipal Cash Management Fund - Investor Shares | Vanguard Municipal Cash Management Fund
Expense Example, No Redemption:
1 YEAR	1
3 YEAR	3
5 YEAR	6
10 YEAR	$ 13